INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2019
Operating Loss Carryforwards, Expiration Year	2039
Director [Member]
Income tax rate	17.00%
China [Member]
Income tax rate	25.00%
Singapore [Member]
Income tax rate	16.50%